Derivative Financial Instruments - Summary of Derivative Financial Instruments (Parenthetical) (Detail) - Cross Currency Swaps [Member] - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Notional principal of the outstanding derivative contracts	¥ 920,000,000	¥ 0
Fair value of the cross currency swap	¥ 64,000,000	¥ 0
Bottom of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	3.58%
Top of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	4.04%